Financial Instruments - Summary of Debt Summarized by Interest Rates and Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 51	$ 73
Long- term	6,920	7,306
Total	6,971	7,379	$ 9,339	$ 9,365
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	0	27
Long- term	1,750	896
Total	$ 1,750	$ 923
Short-term	3.20%	2.70%
Long-term	4.60%	2.60%
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 51	$ 46
Long- term	5,170	6,410
Total	$ 5,221	$ 6,456
Short-term	5.10%	5.20%
Long-term	5.30%	4.80%
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 5	$ 6
Long- term	5,511	6,375
Total	$ 5,516	$ 6,381
Effective rate	5.70%	4.40%
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 2	$ 1
Long- term	962	453
Total	$ 964	$ 454
Effective rate	3.30%	3.10%
Mexican pesos [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 0	$ 0
Long- term	267	254
Total	$ 267	$ 254
Effective rate	12.20%	7.20%
Philippine pesos [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 8	$ 66
Long- term	139	109
Total	$ 147	$ 175
Effective rate	5.40%	4.40%
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 36	$ 0
Long- term	41	115
Total	$ 77	$ 115
Effective rate	4.30%	4.10%